Prepayments and Other Assets, Net (Details) - Schedule of Allowance for Doubtful Loans - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Allowance for Doubtful Loans [Line Items]
Balance at the beginning of the year/period	¥ 4,766	¥ 7,644
Provision for the year/period	5,387	1,702
Receivables written off for the year/period	(1,987)	(4,580)
Balance at the end of the year/period	¥ 8,166	¥ 4,766